Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)
Condensed Financial Statements of Unity Bancorp, Inc.
(Parent Company Only)

Balance Sheets
(In thousands)	December 31, 2016	December 31, 2015
ASSETS
Cash and cash equivalents	$1,606	$466
Securities available for sale	1	216
Capital note due from Bank	—	8,500
Investment in subsidiaries	113,327	84,336
Premises and equipment, net	4,048	—
Other assets	185	448
Total assets	$119,167	$93,966
LIABILITIES AND SHAREHOLDERS' EQUITY
Loan due to subsidiary bank	$2,566	$—
Other liabilities	—	31
Subordinated debentures	10,310	15,465
Shareholders' equity	106,291	78,470
Total liabilities and shareholders' equity	$119,167	$93,966

Statements of Income	For the year ended December 31,
(In thousands)	2016	2015
Total interest income	$6,964	$1,893
Total interest expense	265	289
Net interest income	6,699	1,604
Gains on sales of securities	177	—
Gains on repurchase of subordinated debenture	994	—
Rental income	326	—
Other expenses	245	20
Income before provision for income taxes and equity in undistributed net income of subsidiary	7,951	1,584
Provision for income taxes	550	159
Income before equity in undistributed net income of subsidiary	7,401	1,425
Equity in undistributed net income of subsidiary	5,808	8,132
Net income	$13,209	$9,557

Statements of Cash Flows	For the year ended December 31,
(In thousands)	2016	2015
OPERATING ACTIVITIES
Net income	$13,209	$9,557
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(5,808)	(8,132)
Gains on sales of securities	(177)	—
Gain on repurchase of subordinated debenture	(994)	—
Net change in other assets and other liabilities	118	(54)
Net cash provided by operating activities	6,348	1,371
INVESTING ACTIVITIES
Purchase of land and building	(4,375)	—
Purchases of securities	(445)	—
Repayment of advances to subsidiary	7,230	—
Proceeds from sales of securities	769	—
Net cash provided by investing activities	3,179	—
FINANCING ACTIVITIES
Proceeds from exercise of stock options	550	—
Proceeds from capital offering	14,412	—
Proceeds from advances from subsidiaries	2,625	—
Repayment of advances from subsidiaries	(59)	—
Repayment of long term debt	(2,891)	—
Investment in Bank	(21,500)	—
Cash dividends paid on common stock	(1,524)	(1,103)
Net cash provided used in financing activities	(8,387)	(1,103)
Increase in cash and cash equivalents	1,140	268
Cash and cash equivalents, beginning of period	466	198
Cash and cash equivalents, end of period	$1,606	$466
SUPPLEMENTAL DISCLOSURES
Interest paid	$273	$287